Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021
Total deferred tax asset	$ 12,585,086		$ 8,309,766
Less: valuation allowance	(12,582,172)		(7,990,024)
Total net deferred tax assets
Theralink Technologies Inc [Member]
Net operating loss carry-forwards		$ 12,967,136		$ 11,245,046
Total deferred tax asset		12,967,136		11,245,046
Less: valuation allowance		(12,967,136)		(11,245,046)
Total net deferred tax assets